Munder Micro-Cap Equity Fund Summary Dated October 31, 2009

CLASS A SHARES (MMEAX)	CLASS K SHARES (MMEKX)
CLASS B SHARES (MMEBX)	CLASS R SHARES (MMERX)
CLASS C SHARES (MMECX)	CLASS Y SHARES (MMEYX)
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at www.munderfunds.com/prospectus. You can also get this information free by calling 1-800-468-6337 or by sending an e-mail to fundcontact@munder.com. The Fund’s Prospectus and Statement of Additional Information, each dated October 31, 2009, as supplemented, are incorporated by reference into (and are considered part of) this Summary Prospectus.
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide capital appreciation.
FEES & EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Munder Funds. More information about these and other discounts is available from your financial professional and in the section entitled “Applicable Sales Charges” on page 9 of the Fund’s complete Prospectus and the section entitled “Additional Purchase, Redemption, Exchange and Conversion Information” on page 58 of the Statement of Additional Information.

SHAREHOLDER FEES	Class A		Class B		Class C		Class K		Class R		Class Y
(fees paid directly from your investment)	Shares		Shares		Shares		Shares		Shares		Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.5	%(a)	None		None		None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	None(b)		5	%(c)	1	%(d)	None		None		None
Redemption Fees	2.0	%(e)	2.0	%(e)	2.0	%(e)	2.0	%(e)	2.0	%(e)	2.0	%(e)

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value	Class A		Class B		Class C		Class K		Class R		Class Y
of your investment)	Shares		Shares		Shares		Shares		Shares		Shares
Management Fees	1.00%		1.00%		1.00%		1.00%		1.00%		1.00%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		1.00%		0.00%		0.50	%(f)	0.00%
Other Expenses	0.87%		0.87%		0.87%		1.11%		0.82%		0.87%
Acquired Fund Fees and Expenses	0.23%		0.23%		0.23%		0.23%		0.23%		0.23%

Total Annual Fund Operating Expenses (g)	2.35%		3.10%		3.10%		2.34%		2.55%		2.10%

(a)	The sales charge declines as the amount invested increases.

(b)	A 1.00% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class A shares within one year of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if the Fund’s distributor paid a sales commission on the purchase.

(c)	A deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class B shares within six years of purchase and declines over time.

(d)	A deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class C shares within one year of purchase.

(e)	A short-term trading fee of 2% may be assessed on redemptions within 30 days of purchase. The short-term trading fee will not be assessed on accounts that are redeemed within the 30-day period because they do not meet the applicable account minimum or because the Fund is unable to verify the accountholder’s identity within a reasonable time after the account is opened.

(f)	Under the Fund’s Distribution Agreement, Rule 12b-1 fees are limited to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.

(g)	Total Annual Fund Operating Expenses above differ from the amounts shown in the Fund’s Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expense (i.e., fees and expenses of other funds in which the Fund invested).
EXPENSE EXAMPLE
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class R Shares	Class Y Shares
1 Year	$775	$813	$413	$237	$258	$213
3 Years	$1,243	$1,257	$957	$730	$793	$658
5 Years	$1,736	$1,825	$1,625	$1,250	$1,355	$1,129
10 Years	$3,087	$3,237	$3,411	$2,676	$2,884	$2,432
You would pay the following expenses if you did not redeem your shares:

	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class R Shares	Class Y Shares
1 Year	$775	$313	$313	$237	$258	$213
3 Years	$1,243	$957	$957	$730	$793	$658
5 Years	$1,736	$1,625	$1,625	$1,250	$1,355	$1,129
10 Years	$3,087	$3,237	$3,411	$2,676	$2,884	$2,432
The example does not reflect sales charges (loads) on reinvested dividends and other distributions because sales charges (loads) are not imposed by the Fund on reinvested dividends and other distributions.
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The advisor pursues capital appreciation in the Fund by investing, under normal circumstances, at least 80% of the Fund’s assets in equity securities (i.e., common stocks, preferred stocks, convertible securities and rights and warrants) of micro-capitalization companies. This investment strategy may not be changed without 60 days’ prior notice to shareholders. For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes. Micro-capitalization companies means those companies with market capitalizations lower than the largest company in the bottom 75% (based on index weightings) of the Russell 2000® Index (consisting of companies with market capitalizations below $1.2 billion as of September 30, 2009). The Fund may, however, also invest in equity securities of larger companies.
The Fund focuses on undiscovered, small-sized companies in its attempt to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since micro-capitalization companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.
The advisor seeks to invest in companies that have strong potential for consistent earnings growth due to:
•	a high level of profitability;

•	solid management;

•	a strong, competitive market position; or

•	management interests that are aligned with shareholder interests.
Although the Fund will primarily be invested in domestic securities, up to 25% of the Fund’s assets may be invested in foreign securities. The Fund may concentrate its investments in one or more economic sectors.
From time to time, the advisor will use exchange-traded funds (ETFs) to manage cash and may write covered call options.
The Fund may lend securities with a value of up to 33 1/3% of the Fund’s total assets (including the loan collateral) to qualified institutions.
PRINCIPAL INVESTMENT RISKS
You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks associated with investment in the Fund are as follows:
Stock Market Risk
The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.
Stock Selection Risk
In addition to, or in spite of, the impact of movements in the overall stock market, the value of the Fund’s investments may decline if the particular companies in which the Fund invests do not perform well in the market.
Growth Investing Risk
The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of growth stocks also may fall or fail to appreciate as anticipated by the advisor, regardless of movements in the securities markets.
Value Investing Risk
Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisors using this approach generally select stocks at prices, in their view, that are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that a stock’s intrinsic value may never be fully recognized or realized by the market, or its price may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced.
Micro-Cap Stock Risk
Small companies often have more limited managerial and financial resources than larger, more established companies, and therefore may be more susceptible to market downturns or changing economic conditions. Prices of small companies tend to be more volatile than those of larger companies and issuers may be subject to greater degrees of changes in their earnings and prospects. Since small company stocks typically have narrower markets and are traded in lower volumes, they are often more difficult to sell.
Foreign Securities Risk
Foreign securities tend to be more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates.
Sector/Industry Concentration Risk
The Fund may invest a substantial portion of its assets within one or more economic sectors or industries. To the extent the Fund is concentrated in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are less diversified across sectors. Since benchmark sector and industry weights influence the Fund’s sector and industry exposure, the Fund may tend to be more heavily weighted in financials companies, particularly those within the real estate investment trust (REIT) industry. The values of financials companies are particularly vulnerable to economic downturns and changes in government regulation and interest rates. Investing in REITs involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. Investments in securities of REITs entails additional risks because REITs depend on specialized management skills, may invest in a limited number of properties and may concentrate in a particular region or property type.

Derivatives Risk
Derivatives, such as options contracts, are subject to the risk that small price movements can result in substantial gains or losses. Derivatives also entail exposure to the credit risk of the derivative’s counterparty, the risk of mispricing or improper valuation, and the risk that changes in value of the derivative may not correlate perfectly with the relevant securities, assets, rates or indices. There can be no assurance that the Fund will use derivatives to hedge any particular position or risk, nor can there be any assurance that a derivative hedge, if employed, will be successful.
ETF Risk
ETFs are investment companies that are bought and sold on a securities exchange. The risks of owning an ETF are generally comparable to the risks of owning the underlying securities held by the ETF. However, when the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses. In addition, because of these expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.
Securities Lending Risk
The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.
PERFORMANCE
The bar chart and table below provide some indication of the risk of an investment in the Fund by showing the changes in the Fund’s performance from year to year and by showing the Fund’s average annual total returns for different calendar periods over the past ten years compared to those of a broad-based securities market index. When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information on our website, www.munderfunds.com, or by calling (800) 468-6337.
The annual returns in the bar chart are for the Fund’s least expensive class of shares, Class Y shares. Due to differing sales charges and expenses, the performance of classes not shown in the bar chart will be lower.
TOTAL RETURN (%)

per calendar year

				Since
AVERAGE ANNUAL TOTAL RETURNS for periods ended December 31, 2008	1 Year	5 Years	10 Years	Inception
(including maximum sales charges)%		%	%	%
CLASS Y (Inception 12/26/96)
Return Before Taxes	-44.46	-6.24	5.10	8.61
Return After Taxes on Distributions	-45.61	-7.20	4.46	7.84
Return After Taxes on Distributions and Sale of Fund Shares	-26.61	-4.56	4.81	7.77

Russell Microcap® Index (Wilshire US Micro-Cap Index for periods prior to 7/1/00) (reflects no deductions for fees, expenses or taxes)	-39.78	-5.44	5.18	5.52
CLASS A (Inception 12/26/96)
Return Before Taxes	-47.65	-7.52	4.25	7.84

Russell Microcap® Index (Wilshire US Micro-Cap Index for periods prior to 7/1/00) (reflects no deductions for fees, expenses or taxes)	-39.78	-5.44	5.18	5.52
CLASS B (Inception 2/24/97)
Return Before Taxes	-47.37	-7.43	4.22	7.06

Russell Microcap® Index (Wilshire US Micro-Cap Index for periods prior to 7/1/00) (reflects no deductions for fees, expenses or taxes)	-39.78	-5.44	5.18	5.38
CLASS C(Inception 3/31/97)
Return Before Taxes	-45.47	-7.17	4.06	7.61

Russell Microcap® Index (Wilshire US Micro-Cap Index for periods prior to 7/1/00) (reflects no deductions for fees, expenses or taxes)	-39.78	-5.44	5.18	5.83
CLASS K(Inception 12/31/96)
Return Before Taxes	-44.58	-6.46	4.86	8.26

Russell Microcap® Index (Wilshire US Micro-Cap Index for periods prior to 7/1/00) (reflects no deductions for fees, expenses or taxes)	-39.78	-5.44	5.18	5.52
CLASS R(Inception 7/29/04)
Return Before Taxes	-44.73	—	—	-7.75

Russell Microcap® Index (Wilshire US Micro-Cap Index for periods prior to 7/1/00) (reflects no deductions for fees, expenses or taxes)	-39.78	—	—	-5.27
The index returns from inception for Class Y, A, B, C, K and R shares are as of 1/1/97, 1/1/97, 3/1/97, 4/1/97, 1/1/97 and 8/1/04, respectively. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After tax-returns are shown only for the Class Y shares. The after-tax returns of the Class A, B, C, K and R shares will vary from those shown for the Class Y shares because, as noted above, each class of shares has different sales charges, distribution fees and/or service fees, and expenses.
MANAGEMENT
Munder Capital Management (MCM) is the investment advisor of the Fund. The following individuals make up the Fund’s portfolio management team:
•	Robert E. Crosby, CFA, Senior Portfolio Manager, has been a member of the Fund’s portfolio management team since 2005.

•	Julie R. Hollinshead, CFA, Senior Portfolio Manager, has been a member of the Fund’s portfolio management team since 2003.

•	John P. Richardson, CFA, Director, Small-Cap Equity and Senior Portfolio Manager, has been a member of the Fund’s portfolio management team since 2002.
PURCHASES AND SALES OF FUND SHARES
Please consult the Prospectus for eligibility requirements. The following table illustrates the minimum investment requirements for each class of the Fund’s shares:

Class A, B and C Shares	Class K and R Shares	Class Y Shares
$2,500 initial minimum; subsequent investments of less than $50 per Fund for all account types may be refused; no minimum for certain retirement plans and approved fee-based and/or advisory program and similar accounts
	No minimum investment requirement	$1 million; $2,500 for clients of certain registered investment advisors (RIAs); no minimum for certain retirement plans and approved fee-based and/or advisory program and similar accounts; no minimum for certain MCM/Fund-related parties
Shares of the Fund are redeemable. You may sell shares of the Fund by contacting your broker, financial intermediary or other financial institution, by mail, by telephone or through the Internet on any day on which the Fund is open for business.
TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.
FINANCIAL INTERMEDIARY COMPENSATION
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.